CONVERTIBLE NOTES PAYABLE (Details Narrative) - USD ($)	3 Months Ended		9 Months Ended
	Apr. 30, 2016	Apr. 30, 2015	Apr. 30, 2016	Apr. 30, 2015	Jul. 31, 2015	Jul. 31, 2014
Debt face amount	$ 8,800		$ 8,800			$ 76,000
Debt Convertible into common stock	8,800,000		8,800,000
Loss on conversion of debt			$ (4,391,200)
Derivative liabilities	861,753		861,753
On November 20, 2015 [Member]
Derivative liabilities	52,276		52,276
On December 21, 2015 [Member]
Derivative liabilities	100,208		100,208
On December 21, 2015 One [Member]
Derivative liabilities	100,207		100,207
On January 22, 2016 [Member]
Derivative liabilities	61,860		61,860
On February 25, 2016 [Member]
Derivative liabilities	50,583		50,583
On March 14, 2016 [Member]
Derivative liabilities	$ 496,620		$ 496,620